Cover	Aug. 21, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096515
Amendment Description	1
Document Type	S-6
Document Period End Date	Aug. 21, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2494
High Income Allocation Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in an income-oriented portfolio consisting of common stocks, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and business development companies (“BDCs”). The Sponsor has identified these asset classes within the market that typically distribute above-average levels of income and also have the potential to participate in rising markets. In determining the asset classes to include in the portfolio, the Sponsor conducted research on both near-term and longer-term correlations, income levels, performance and volatility to include specific asset classes that may provide the potential for correlation advantages and reduced price volatility, relative to investing in a single asset class or sector of the market. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of income-oriented asset classes that the Sponsor expects to distribute above-average levels of income.
Preferred Opportunity Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of preferred securities issued primarily by financial institutions such as banks and insurance companies. Invesco Capital Markets, Inc. is the Sponsor of your Portfolio. In selecting the Portfolio, the Sponsor considered many factors, including industry and company trends and fundamentals, the broader economic backdrop and the current regulatory environment. Valuation screens were implemented which considered, among other things, security call features, premiums and discounts, and liquidity. Paramount in the selection process was fundamental credit quality and diversification considerations. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in preferred securities and other securities with preferred characteristics.
Multi Asset High Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in an income-oriented portfolio consisting of common stocks, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”), and common stocks of closed-end investment companies (known as “closed-end funds”). Invesco Capital Markets, Inc., the Sponsor, has identified these asset classes within the market that typically distribute above-average levels of income and also have the potential to participate in rising markets. In determining the asset classes to include in the portfolio, the Sponsor conducted research on both near-term and longer-term correlations, income levels, performance and volatility to include specific asset classes that may provide the potential for correlation and volatility advantages over investing in a single asset class or sector of the market. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of multiple income-oriented asset classes that the Sponsor expects to distribute above-average levels of income.